Intangible Assets and Liabilities - Aggregate Amortization of Intangible Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
2023	$ 19,922
2024	12,718
2025	11,680
2026	3,586
2027 and thereafter	0
Total	$ 47,906	$ 122,481